Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 5.  Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities are comprised of the following for each of the years ended December 31 (in thousands):

	Year Ended December 31,
	2013	2012
Accounts payable, accrued payroll and related expenses	$269	$32
Client deposits	50	48
Interest expense on loan credit agreement	21	-
Other accrued liabilities	23	11
	$363	$91